SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the status of the Company's stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years then ended is as follows:

	OPTIONS AND RSUs AVAILABLE FOR GRANT	OUTSTANDING OPTIONS AND RSUs	WEIGHTED -AVERAGE EXERCISE PRICE PER SHARE ($)	WEIGHTED -AVERAGE FAIR VALUE OF OPTION
Outstanding at December 31, 2009	2,129,665	3,237,089	2.94
Increase in option pool, net	800,000	-	-
Granted	(589,000)	589,000	6.11	$3.90
Forfeited	188,072	(188,072)	7.06
Exercised	-	(389,897)	2.65
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about options outstanding and exercisable as of December 31, 2012:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
RANGE OF EXERCISE PRICE $	NUMBER OUTSTANDING AT DECEMBER 31, 2012		WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER OUTSTANDING AT DECEMBER 31, 2012	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
0.01	24,000	*	6.2	$0.01	-	-	-
1.30 – 2.00	925,762		1.1	$1.75	925,762	1.1	$1.75
2.04 – 3.51	444,647		2.0	$2.83	444,647	2.0	$2.83
4.25 – 4.45	167,200		1.7	$4.33	167,200	1.7	$4.33
5.16 – 6.77	306,986		3.8	$5.65	247,074	3.7	$5.59
7.06 – 8.22	625,413		4.6	$7.59	326,518	3.7	$7.46
9.48 – 9.71	466,416		5.1	$9.54	221,145	5.1	$9.54
11.24 -12.98	480,000		5.9	$12.44	-	-	-
	3,440,424				2,332,346

*RSUs

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	YEAR ENDED DECEMBER 31,
		(in thousands)
	2012	2011	2010

Cost of revenues	$312	$202	$170
Research and development expenses	254	168	145
Selling and marketing expenses	611	389	334
General and administrative expenses	1,357	972	520
Total	$2,534	$1,731	$1,169